Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments under non-cancelable operating
	RMB	USD
Twelve months ending December 31,
2022	4,815	756
2023	4,395	690
2024	4,374	686
2025	365	57
Total	13,949	2,189